Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of other income and expenses
	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Fair value movement in the Convertible Notes and embedded derivative	198,769	-	-
Fair value movement in the warrants	47,097	26,671	-
Foreign exchange movements	(51,630)	-	-
IFRS 2 expense on the Transaction (non-cash)	-	(240,810)	-
	194,236	(214,140)	-